Inventories - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Cost Of Inventories Recognised	€ 7,964	€ 2,352	€ 428